CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value per share	€ 0.45	€ 0.45
Common stock, shares authorized	150,000,000	33,333,334
Common stock, shares issued	35,433,333	25,100,000
Common stock, shares outstanding	35,433,333	25,100,000